Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Major components of tax expense (income) [abstract]
Schedule of difference between tax expenses for the years and the expected income taxes based on the statutory rate
	For the year ended
	March 31, 2020	March 31, 2019	March 31, 2018
Combined statutory tax rate	27.00%	27.00%	26.25%
Expected income tax expense (recovery)	$(1,389,411)	$(1,226,922)	$(888,337)
Items not deductible for tax purposes	378,391	124,866	193,900
Difference in tax rate in other jurisdictions	(68,861)	(63,785)	(124,699)
Effect of change in tax rates	(31)	180,534	(52,391)
Expiry of loss carryforwards	40,079	57,656	—
Unrecognized (recognized) loss carryforwards	1,039,833	927,651	261,527
Deferred income tax expense (recovery)	$—	$—	$(610,000)

Schedule of effect of the temporary differences giving rise to the deferred income tax assets
	As at
Deferred income tax assets	March 31, 2020	March 31, 2019
Non-capital loss carry-forwards	$4,563,405	$3,733,613
Investment in subsidiary	88,653	94,196
Accounts, finance lease, and promissory note receivables	(180,759)	(82,399)
Capital assets	536,535	431,695
Resource properties	—	39,932
Right of use assets and lease liabilities	17,585	11,551
Warranty provision	200,496	98,279
Convertible debentures	(255,418)	(424,348)
Other carryforward balances	(7,150)	(3,205)
Share issue costs	112,060	23,617
Unrecognized deferred tax assets	(5,075,407)	(3,922,931)
Net deferred income tax asset (liability)	$—	$—